Unaudited Condensed Interim Consolidated Statement of Changes in Shareholders’ Equity - USD ($)	Share Capital	Reserves	Accumulated other comprehensive Income (loss)	Deficit	Total
Balance at Dec. 31, 2021	$ 54,655,244	$ 10,389,555	$ (38,739)	$ (62,519,412)	$ 2,486,648
Balance (in Shares) at Dec. 31, 2021	52,767
Shares issued on acquisition of ClearRF	$ 190,095				190,095
Shares issued on acquisition of ClearRF (in Shares)	1,390
Share issued on capital raise	$ 10,936,974	307,189			11,244,163
Share issued on capital raise (in Shares)	72,157
Share issuance costs on capital raise	$ (1,051,647)				(1,051,647)
Pre-funded warrants exercised	$ 2,575,200				2,575,200
Pre-funded warrants exercised (in Shares)	14,800
Shares issued for debt	$ 2,669,227				2,669,227
Shares issued for debt (in Shares)	29,297
Issuance of shares in conversion of RSU	$ 22,200				22,200
Issuance of shares in conversion of RSU (in Shares)	300
Share based payments		2,478,695			2,478,695
Translation adjustment			(138,628)		(138,628)
Net loss				(8,710,945)	(8,710,945)
Balance at Sep. 30, 2022	$ 69,997,293	13,175,439	(177,367)	(71,230,357)	11,765,008
Balance (in Shares) at Sep. 30, 2022	170,711
Balance at Dec. 31, 2022	$ 73,312,866	13,647,399	98,870	(77,818,663)	9,240,472
Balance (in Shares) at Dec. 31, 2022	448,686
Warrants exercised	$ 7,583,617	(3,975,046)			3,608,571
Warrants exercised (in Shares)	390,748
Warrants transferred from liability		3,975,046			3,975,046
Share issued on capital raise	$ 4,565,250				4,565,250
Share issued on capital raise (in Shares)	1,014,500
Share issuance costs on capital raise	$ (759,121)				(759,121)
Pre-funded warrants exercised
Shares issued for debt
Share based payments		773,605			773,605
Translation adjustment
Net loss				(9,066,789)	(9,066,789)
Balance at Sep. 30, 2023	$ 84,702,612	$ 14,421,004	$ 98,870	$ (86,885,452)	$ 12,337,034
Balance (in Shares) at Sep. 30, 2023	1,853,955